General Information (Tables)	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
Schedule of Stock Ownership in Subsidiaries

Below is a detail of the stock ownership in subsidiaries included in the consolidated financial statements at December 31, 2024 and 2023:

Name	Main activity	Direct controlling entity	Segment	Country	Stock ownership of direct controlling entity 2024	Stock ownership in the direct parent	Total direct and indirect ownership	Total Non-controlling interest
Directly owned entities
Almacenes Éxito Inversiones S.A.S.	Incorporation of companies / Provision of telecommunications networks and services.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Logística, Transporte y Servicios Asociados S.A.S.	Provision of national and international cargo transportation services.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Marketplace Internacional Éxito y Servicios S.A.S.	Provision of platform access services / Electronic commerce.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Depósitos y Soluciones Logísticas S.A.S.	Storage of goods under customs control.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Fideicomiso Lote Girardot	Acquisition of ownership rights to the property in the name of the Company.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Transacciones Energéticas S.A.S. E.S.P.	Marketing of electrical energy.	Almacenes Éxito S.A.	Colombia	Colombia	100.00%	n/a	100.00%	0.00%
Éxito Industrias S.A.S.	Activities with all kinds of textile goods / Operation of e-commerce platforms.	Almacenes Éxito S.A.	Colombia	Colombia	97.95%	n/a	97.95%	2.05%
Éxito Viajes y Turismo S.A.S.	Exploitation of activities related to tourism.	Almacenes Éxito S.A.	Colombia	Colombia	51.00%	n/a	51.00%	49.00%
Gestión Logística S.A.	Provision of general services, as well as purchase and sale of furniture and real estate.	Almacenes Éxito S.A.	Colombia	Panama	100.00%	n/a	100.00%	0.00%
Patrimonio Autónomo Viva Malls	Direct or indirect acquisition of property rights over galleries and shopping centers.	Almacenes Éxito S.A.	Colombia	Colombia	51.00%	n/a	51.00%	49.00%
Spice Investment Mercosur S.A.	Making general investments.	Almacenes Éxito S.A.	Uruguay	Uruguay	100.00%	n/a	100.00%	0.00%
Onper Investment 2015 S.L.	Securities management and administration activities.	Almacenes Éxito S.A.	Argentina	Spain	100.00%	n/a	100.00%	0.00%
Patrimonio Autónomo Iwana	Development of the operation of the Iwana Shopping Center.	Almacenes Éxito S.A.	Colombia	Colombia	51.00%	n/a	51.00%	49.00%
Indirectly owned entities
Patrimonio Autónomo Centro Comercial Viva Barranquilla	Development and maintenance of the operation of the Viva Barranquilla Shopping Center.	Patrimonio Autónomo Viva Malls	Colombia	Colombia	90.00%	51.00%	45.90%	54.10%
Patrimonio Autónomo Viva Laureles	Development of the operation of the Viva Laureles Shopping Center.	Patrimonio Autónomo Viva Malls	Colombia	Colombia	80.00%	51.00%	40.80%	59.20%
Patrimonio Autónomo Viva Sincelejo	Development of the operation of the Viva Sincelejo Shopping Center.	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Patrimonio Autónomo Viva Villavicencio	Development of the operation of the Viva Villavicencio Shopping Center.	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Patrimonio Autónomo San Pedro Etapa I	Development of the operation of the San Pedro Plaza Shopping Center.	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Patrimonio Autónomo Centro Comercial	Development of the operation of the San Pedro Shopping Center Stage II.	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Patrimonio Autónomo Viva Palmas	Development, hosting and maintaining the operation of the Viva Palmas Shopping Center.	Patrimonio Autónomo Viva Malls	Colombia	Colombia	51.00%	51.00%	26.01%	73.99%
Geant Inversiones S.A.	Investment holding company.	Spice Investment Mercosur S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Larenco S.A.	Investment holding company.	Spice Investment Mercosur S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Lanin S.A.	Investment holding company.	Spice Investment Mercosur S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Name	Main activity	Direct controlling entity	Segment	Country	Stock ownership of direct controlling entity 2024	Stock ownership in the direct parent	Total direct and indirect ownership	Total Non-controlling interest
Grupo Disco Uruguay S.A. (a)	Investment holding company.	Spice Investment Mercosur S.A.	Uruguay	Uruguay	76.65%	100.00%	76.65%	23.35%
Devoto Hermanos S.A.	Retail marketing through supermarket chains.	Lanin S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Mercados Devoto S.A.	Retail marketing through supermarket chains.	Lanin S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Costa y Costa S.A. (b)	Self-service supermarket.	Lanin S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Modasian S.R.L. (b)	Self-service supermarket.	Lanin S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
5 Hermanos Ltda.	Self-service food products.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Sumelar S.A.	Self-service food products.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Tipsel S.A.	Self-service food products.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Tedocan S.A.	Self-service food products.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Ardal S.A.	Self-service of various products.	Mercados Devoto S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Hipervital S.A.S. (b)	Self-service supermarket.	Devoto Hermanos S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Lublo	Self-service supermarket.	Devoto Hermanos S.A.	Uruguay	Uruguay	100.00%	100.00%	100.00%	0.00%
Supermercados Disco del Uruguay S.A.	Retail marketing	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
Ameluz S.A.	Self-service supermarket.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
Fandale S.A.	Investment holding company.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
Odaler S.A.	Self-service supermarket.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
La Cabaña S.R.L.	Self-service supermarket.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
Ludi S.A.	Self-service supermarket.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
Hiper Ahorro S.R.L.	Self-service supermarket.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	69.15%	23.35%
Maostar S.A.	Self-service supermarket.	Grupo Disco Uruguay S.A.	Uruguay	Uruguay	50.01%	76.65%	38.33%	61.67%
Semin S.A.	Self-service supermarket.	Supermercados Disco del Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
Randicor S.A.	Self-service supermarket.	Supermercados Disco del Uruguay S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
Ciudad del Ferrol S.C.	Self-service supermarket.	Supermercados Disco del Uruguay S.A.	Uruguay	Uruguay	98.00%	76.65%	75.12%	24.88%
Setara S.A.	Self-service supermarket.	Odaler S.A.	Uruguay	Uruguay	100.00%	76.65%	76.65%	23.35%
Mablicor S.A.	Self-service supermarket.	Fandale S.A.	Uruguay	Uruguay	51.00%	76.65%	39.09%	60.91%
Vía Artika S. A.	Investment holding company.	Onper Investment 2015 S.L.	Argentina	Uruguay	100.00%	100.00%	100.00%	0.00%
Gelase S. A.	Investment holding company.	Onper Investment 2015 S.L.	Argentina	Belgium	100.00%	100.00%	100.00%	0.00%
Libertad S.A.	Operation of supermarket and wholesale warehouses.	Onper Investment 2015 S.L.	Argentina	Argentina	100.00%	100.00%	100.00%	0.00%
Spice España de Valores Americanos S.L.	Investment holding company.	Vía Artika S.A.	Argentina	Spain	100.00%	100.00%	100.00%	0.00%

(a)	At August and September, 2024, was acquired additional 7.5% of the subsidiaries equity. At December, 2023 stock ownership of direct controlling was 69.15%.

(b)	Acquired 100.00% on August 15, 2023 (Hipervital S.A.S.) and September 01, 2023 (Modasian S.R.L y Costa y Costa S.A. (Note 17.1).

Schedule of Subsidiaries have Material Non-Controlling Interests

At December 31, 2024 and 2023 the following subsidiaries have material non-controlling interests:

		Percentage of equity interest held by non-controlling interests
		Year ended December 31,
	Country	2024	2023
Patrimonio Autónomo Viva Palmas	Colombia	73.99%	73.99%
Patrimonio Autónomo Viva Sincelejo	Colombia	73.99%	73.99%
Patrimonio Autónomo Viva Villavicencio	Colombia	73.99%	73.99%
Patrimonio Autónomo San Pedro Etapa I	Colombia	73.99%	73.99%
Patrimonio Autónomo Centro Comercial	Colombia	73.99%	73.99%
Patrimonio Autónomo Viva Laureles	Colombia	59.20%	59.20%
Patrimonio Autónomo Centro Comercial Viva Barranquilla	Colombia	54.10%	54.10%
Patrimonio Autónomo Iwana	Colombia	49.00%	49.00%
Éxito Viajes y Turismo S.A.S.	Colombia	49.00%	49.00%
Patrimonio Autónomo Viva Malls	Colombia	49.00%	49.00%
Grupo Disco Uruguay S.A. (a)	Uruguay	23.35%	30.85%

(a)	In August and September 2024, an additional stake of 7.5% was acquired in this subsidiary. On December 31, 2023, the shareholding was 69.15%.

Schedule of Financial Information

Below is a summary of financial information relevant to the assets, liabilities, profit or loss and cash flows of subsidiaries, as reporting entities, that hold material non-controlling interests, that have been included in the consolidated financial statements. Balances are shown before the eliminations required as part of the consolidation process.

	Statement of financial position									Comprehensive income
Company	Current Assets	Non-current assets	Current liabilities	Non-current liabilities	Equity	Controlling interest		Non-controlling interest		Revenue from contracts with customers	Income from continuing operations	Total comprehensive income	Comprehensive income attributable to equity holders of the Parent	Comprehensive income attributable to non-controlling interest	Profit or loss attributable to non-controlling interest
	At December 31, 2024
Grupo Disco del Uruguay S.A.	631,230	1,048,577	612,093	85,521	982,193	1,793,438	(*)	150,741	(*)	2,541,118	189,865	217,362	143,722	(171,219)	46,143
Éxito Viajes y Turismo S.A.S.	35,236	2,636	24,561	1,350	11,961	6,134	(**)	5,860		27,643	7,213	7,213	3,647	3,534	3,534
Patrimonio Autónomo Viva Malls	48,055	1,803,134	26,250	-	1,824,939	1,007,236	(**)	894,220		271,366	214,594	214,594	113,781	105,151	105,151
Patrimonio Autónomo Viva Sincelejo	2,094	72,614	1,530	-	73,178	37,321		35,857		10,819	2,833	2,833	1,445	1,388	1,388
Patrimonio Autónomo Viva Villavicencio	10,173	212,948	7,594	-	215,527	107,460	(**)	105,608		37,815	23,958	23,958	12,302	11,739	11,739
Patrimonio Autónomo San Pedro Etapa I	-	-	-	-	-	-		-		2,692	1,670	1,670	852	818	818
Patrimonio Autónomo Centro Comercial	3,070	127,364	3,482	-	126,952	64,005	(**)	62,206		19,393	12,912	12,912	6,610	6,327	6,327
Patrimonio Autónomo Iwana	43	5,223	364	-	4,902	2,659	(**)	2,402		399	(156)	(156)	(110)	(76)	(76)
Patrimonio Autónomo Centro Comercial Viva Barranquilla	10,545	296,899	10,455	-	296,989	267,290		29,699		68,414	30,923	30,923	27,831	3,092	3,092
Patrimonio Autónomo Viva Laureles	2,720	98,794	3,794	-	97,720	78,176		19,544		22,795	15,013	15,013	12,011	3,003	3,003
Patrimonio Autónomo Viva Palmas	1,207	31,415	2,036	-	30,586	15,599		14,987		5,357	1,655	1,655	844	811	811
Eliminations and other NCI								5,876						221,862	527
Total								1,327,000						186,430	182.457
	At December 31, 2023
Grupo Disco del Uruguay S.A.	523,351	986,455	579,104	77,686	853,016	1,701,505	(*)	117,381	(*)	2,640,891	191,219	(5,481)	130,621	66,078	60,597
Éxito Viajes y Turismo S.A.S.	38,654	2,857	27,930	516	13,065	6,728	(**)	6,401		29,617	8,317	8,317	4,200	4,075	4,075
Patrimonio Autónomo Viva Malls	101,256	1,827,163	64,308	-	1,864,111	1,022,196	(**)	913,414		242,095	189,425	189,425	105,531	92,818	92,818
Patrimonio Autónomo Viva Sincelejo	2,792	74,919	1,563	-	76,148	38,835		37,313		10,450	3,013	3,013	1,537	1,476	1,476
Patrimonio Autónomo Viva Villavicencio	12,264	215,152	6,906	-	220,510	109,918	(**)	108,050		33,947	20,675	20,675	10,628	10,131	10,131
Patrimonio Autónomo San Pedro Etapa I	676	30,666	1,002	-	30,340	15,473		14,867		5,710	3,666	3,666	1,870	1,796	1,796
Patrimonio Autónomo Centro Comercial	1,699	100,760	2,517	-	99,942	50,205	(**)	48,972		15,569	10,012	10,012	5,132	4,906	4,906
Patrimonio Autónomo Iwana	17	5,371	242	-	5,146	2,814	(**)	2,522		364	(182)	(182)	(112)	(89)	(89)
Patrimonio Autónomo Centro Comercial Viva Barranquilla	12,480	304,465	10,729	-	306,216	275,595		30,621		65,116	28,299	28,299	25,469	2,830	2,830
Patrimonio Autónomo Viva Laureles	3,202	100,763	3,368	-	100,597	80,478		20,119		21,273	13,434	13,434	10,747	2,687	2,687
Patrimonio Autónomo Viva Palmas	1,183	32,034	2,631	-	30,586	15,599		14,987		4,952	1,088	1,088	555	533	533
Eliminations and other NCI								6,485						5,861	416
Total								1,321,132						193.102	182.176

(*)	The controlling interest presented for Grupo Disco Uruguay S.A. includes goodwill. Additionally, the non-controlling interest presented does not include the amounts that are subject to the put option (Note 20).

(**)	Includes intercompany eliminations.

Schedule of Cash Flows
	Cash flows for the year ended December 31, 2024				Cash flows for the year ended December 31, 2023
Company	Operating activities	Investment activities	Financing activities	Net increase (decrease) in cash	Operating activities	Investment activities	Financing activities	Net increase (decrease) in cash
Grupo Disco del Uruguay S.A.	226,162	(76,522)	(86,718)	62,922	252,169	(99,545)	(90,701)	61,923
Éxito Viajes y Turismo S.A.S.	4,513	(43)	(7,083)	(2,613)	(1,290)	(112)	(3,024)	(4,426)
Patrimonio Autónomo Viva Malls	184,832	50,208	(290,658)	(55,618)	161,157	12,995	(157,050)	17,102
Patrimonio Autónomo Viva Sincelejo	6,099	(641)	(6,098)	(640)	5,740	(1,332)	(5,265)	(857)
Patrimonio Autónomo Viva Villavicencio	33,542	(5,056)	(28,953)	(467)	22,130	(11,127)	(8,971)	2,032
Patrimonio Autónomo San Pedro Etapa I	2,078	(1,609)	(814)	(345)	4,508	-	(4,818)	(310)
Patrimonio Autónomo Centro Comercial	16,184	1,607	(16,695)	1,096	13,519	(17)	(14,431)	(929)
Patrimonio Autónomo Iwana	92	-	(84)	8	148	-	(189)	(41)
Patrimonio Autónomo Centro Comercial Viva Barranquilla	39,088	(998)	(39,040)	(950)	37,094	(4,571)	(32,301)	222
Patrimonio Autónomo Viva Laureles	(4)	-	-	(4)	16,081	(1,259)	(14,706)	116
Patrimonio Autónomo Viva Palmas	2,494	(65)	(2,244)	185	2,335	(593)	(1,625)	117